Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2016
Registrant Name	ETF Series Solutions
Central Index Key	0001540305
Amendment Flag	false
Document Creation Date	Dec. 21, 2016
Document Effective Date	Dec. 31, 2016
Prospectus Date	Dec. 31, 2016
Vident Core U.S. Bond Strategy ETF | Vident Core U.S. Bond Strategy ETF
Prospectus:
Trading Symbol	VBND
Vident Core U.S. Equity Fund | Vident Core U.S. Equity Fund
Prospectus:
Trading Symbol	VUSE
Vident International Equity Fund | Vident International Equity Fund
Prospectus:
Trading Symbol	VIDI